Derivative Instruments and Hedging Activities - Fair value of derivative financial instruments (Details) - Instruments designated as accounting hedges: - Foreign currency forwards - USD ($)
$ in Thousands
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments and Hedging Activities
Asset derivatives	$ 3,719	$ 15,970
Liability derivatives	4,584	15,085
Other current assets
Derivative Instruments and Hedging Activities
Asset derivatives	2,591	14,769
Other noncurrent assets
Derivative Instruments and Hedging Activities
Asset derivatives	1,128	1,201
Other current liabilities
Derivative Instruments and Hedging Activities
Liability derivatives	3,456	13,752
Other noncurrent liabilities
Derivative Instruments and Hedging Activities
Liability derivatives	$ 1,128	$ 1,333